Schedule of Summarised financial information of the non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 1,472,809	$ 1,727,184
Current liabilities	989,282	876,559
Non-current assets	3,432,027	3,337,042
Non-current liabilities	2,271,274	2,566,423
Accumulated non-controlling interests	258,007	243,799
Net revenues	2,622,110	1,950,929	$ 2,332,715
Net income (loss) for the year	156,087	(652,506)	(157,516)
Other comprehensive loss	(74,321)	(139,712)	(20,236)
Total comprehensive income (loss) for the year	81,766	(792,218)	(177,752)
Comprehensive (loss) income attributable to non-controlling interests	37,938	(110,086)	(5,299)
Net cash provided by (used in) operating activities	492,985	291,700	122,823
Net cash (used in) provided by financing activities	(344,134)	451,615	(119,289)
(Decrease) increase in cash and cash equivalents	(342,346)	387,545	$ (334,320)
Nexa resources peru s.a.a. [member]
IfrsStatementLineItems [Line Items]
Current assets	680,609	590,948
Current liabilities	288,736	225,424
Current net assets	391,872	365,524
Non-current assets	1,345,420	1,472,015
Non-current liabilities	566,059	745,179
Non-current net assets	779,361	726,836
Net assets	1,171,233	1,092,360
Accumulated non-controlling interests	213,997	201,964
Net revenues	828,571	541,099
Net income (loss) for the year	94,706	(207,866)
Other comprehensive loss	(940)	(5,575)
Total comprehensive income (loss) for the year	93,766	(213,441)
Comprehensive (loss) income attributable to non-controlling interests	12,991	(99,500)
Net cash provided by (used in) operating activities	179,842	31,370
Net cash used in investing activities	(93,632)	(48,883)
Net cash (used in) provided by financing activities	(92,905)	(113,415)
(Decrease) increase in cash and cash equivalents	(8,542)	(132,544)
Pollarix s. a. [member]
IfrsStatementLineItems [Line Items]
Current assets	23,070	14,537
Current liabilities	13,279	7,699
Current net assets	9,791	6,838
Non-current assets	53,516	48,831
Non-current net assets	53,516	48,831
Net assets	63,307	55,669
Accumulated non-controlling interests	44,011	41,835
Net revenues	20,996	8,591
Net income (loss) for the year	39,136	26,943
Other comprehensive loss	(2,977)	(28,548)
Total comprehensive income (loss) for the year	36,159	(1,605)
Comprehensive (loss) income attributable to non-controlling interests	24,947	(10,586)
Dividends paid to non-controlling interests	23,730	5,332
Net cash provided by (used in) operating activities	(8,522)	(82)
Net cash (used in) provided by financing activities	8,997	(868)
(Decrease) increase in cash and cash equivalents	$ 475	$ (950)